Filed with the Securities and Exchange Commission on February 15, 2013

Securities Act of 1933 File No. 002-52242

Investment Company Act of 1940 File No. 811-02538

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No.

Post-Effective Amendment No. 105

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 100

(Check appropriate box or boxes.)

TOUCHSTONE INVESTMENT TRUST

(Exact name of Registrant as Specified in Charter)

303 Broadway, Suite 1100, Cincinnati, Ohio 45202

(Address of Principal Executive Offices) Zip Code

Registrant’s Telephone Number, including Area Code (513) 878-4066

Jill T. McGruder, 303 Broadway, Cincinnati, OH 45202

(Name and Address of Agent for Service)

With Copies to:

John M. Ford, Esq.

Pepper Hamilton LLP

3000 Two Logan Square

Philadelphia, PA 19103

It is proposed that this filing will become effective

(check appropriate box)

☒ immediately upon filing pursuant to paragraph (b)

☐ on (date) pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ on (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ on (date) pursuant to paragraph (a)(2) of rule 485. If appropriate, check the following box:

☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirement for effectiveness of this Post-Effective Amendment No. 105 to its Registration Statement on Form N-1A under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 105 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Cincinnati, and State of Ohio on the 15th day of February 2012.

TOUCHSTONE INVESTMENT TRUST

By:	_/s/Jill T. McGruder_____________
T. McGruder
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 105 to the Registrant’s Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

*	Trustee	February 15, 2012

Phillip R. Cox

*	Trustee	February 15, 2012

H. Jerome Lerner

*	Trustee	February 15, 2012

John P. Zanotti

*	Trustee	February 15, 2012

Donald C. Siekmann

*	Trustee	February 15, 2012

Susan J. Hickenlooper

/s/Jill T. McGruder
	Trustee and President	February 15, 2012
Jill T. McGruder

/s/Terrie A. Wiedenheft
	Controller, Treasurer	February 15, 2012
Terrie A. Wiedenheft	and Principal Financial
Officer

*By:	_/s/Terrie A. Wiedenheft__________________
Terrie A. Wiedenheft
(Attorney-in-Fact Pursuant to Power of Attorney)

EXHIBIT INDEX

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

EX-102.INS	XBRL Instance Document

EX-102.SCH	XBRL Taxonomy Extension Schema Document

EX-102.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-102.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-102.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-102.PRE	XBRL Taxonomy Extension Presentation Linkbase